Convertible and redeemable preferred shares (Narrative) (Details)	1 Months Ended	12 Months Ended					1 Months Ended				12 Months Ended					1 Months Ended		12 Months Ended					0 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended
	Apr. 30, 2012 CNY	Dec. 31, 2014	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Aug. 07, 2014	Feb. 23, 2012 Michael Xiangyu Chen [Member]	Sep. 30, 2013 Series A Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series A Preferred Stock [Member] CNY	Apr. 30, 2012 Series A Preferred Stock [Member] USD ($)	Apr. 30, 2012 Series A Preferred Stock [Member] CNY	Dec. 31, 2014 Series A Preferred Stock [Member] CNY	Dec. 31, 2013 Series A Preferred Stock [Member] CNY	Dec. 31, 2012 Series A Preferred Stock [Member] CNY	Dec. 31, 2014 Series A Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series A Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series A-1 Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series A-1 Preferred Stock [Member] CNY	Dec. 31, 2014 Series A-1 Preferred Stock [Member] CNY	Dec. 31, 2013 Series A-1 Preferred Stock [Member] CNY	Dec. 31, 2012 Series A-1 Preferred Stock [Member] CNY	Dec. 31, 2014 Series A-1 Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series A-1 Preferred Stock [Member] USD ($)	May 03, 2012 Series B Preferred Stock [Member] USD ($)	May 03, 2012 Series B Preferred Stock [Member] CNY	Dec. 31, 2014 Series B Preferred Stock [Member] CNY	Dec. 31, 2013 Series B Preferred Stock [Member] CNY	Dec. 31, 2012 Series B Preferred Stock [Member] CNY	Dec. 31, 2014 Series B Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series B Preferred Stock [Member] USD ($)	Jul. 31, 2013 Series B-1 Preferred Stock [Member] USD ($)	Jul. 31, 2013 Series B-1 Preferred Stock [Member] CNY	Dec. 31, 2014 Series B-1 Preferred Stock [Member] CNY	Dec. 31, 2013 Series B-1 Preferred Stock [Member] CNY	Dec. 31, 2012 Series B-1 Preferred Stock [Member] CNY	Dec. 31, 2014 Series B-1 Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series B-1 Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series C Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series C Preferred Stock [Member] CNY	Dec. 31, 2014 Series C Preferred Stock [Member] CNY	Dec. 31, 2013 Series C Preferred Stock [Member] CNY	Dec. 31, 2012 Series C Preferred Stock [Member] CNY	Dec. 31, 2014 Series C Preferred Stock [Member] USD ($)	Dec. 31, 2013 Series C Preferred Stock [Member] USD ($)	Aug. 07, 2014 Common Class A [Member]	Dec. 31, 2014 Common Class A [Member]	Dec. 31, 2014 Common Class B [Member]	Aug. 07, 2014 Common Class B [Member]
Class of Stock [Line Items]
Issuance of preferred shares									$ 950,254	6,000,000			6,000,000			$ 8,312,593	51,215,548		51,452,000				$ 6,000,000	37,672,200			37,681,000			$ 4,000,000	24,648,000		24,648,000				$ 13,413,050	82,640,484		82,898,000
Shares issued in period, shares									13,500,000	13,500,000						19,717,880	19,717,880						25,000,000	25,000,000						11,111,100	11,111,100						27,948,320	27,948,320						35,420,000
Repurchased by the Company			4,457,000				2,845,593	17,532,268				3,270,000
Shares repurchased by the Company							6,750,000	6,750,000
Deemed dividend to series A convertible redeemable preferred shares - repurchase of shares	540,000		14,402,000	540,000			$ 2,337,532	14,402,000					540,000
Percentage of preferred shareholder vote required for conversion to ordinary shares																												66.60%							66.60%							66.60%
Compounded annual return of preferred shares																									8.00%							8.00%							8.00%
Percentage of original issuance price entitled to by preferred shareholders		100.00%
Temporary Equity, Par or Stated Value Per Share														$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001
Preferred share conversion ratio		1			1
Common Stock, Shares, Issued		173,912,753	41,032,120			36,794,440
Percent of Preferred Shares Converted																																												50.00%			50.00%
Conversion of preference share upon initial public offerings ("IPO"), shares																																													45,263,650	45,263,650
Preferred Stock, Dividend Rate, Percentage		8.00%